INTANGIBLE ASSETS - Goodwill by cash generating units (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Goodwill	$ 9,963,514	$ 10,702,288
Supervielle Seguros S.A. [member]
Goodwill
Goodwill	28,479	28,479
Cordial Compania Financiera S.A.
Goodwill
Goodwill		717,333
Banco Regional de Cuyo S.A. [member]
Goodwill
Goodwill	149,316	149,316
Invertir Online.Com Argentina S.A.U. [member]
Goodwill
Goodwill	5,427,807	5,427,807
Micro Lending S.A.U.
Goodwill
Goodwill	4,273,695	4,273,695
Supervielle Agente de Negoacin S.A.U. [member]
Goodwill
Goodwill	15,075	15,075
DolarIOL S.A.U.
Goodwill
Goodwill		21,441
Others [member]
Goodwill
Goodwill	$ 69,142	$ 69,142